Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Obligations

As of June 30, 2026 and December 31, 2025, the Company had the following lease obligations:

	Discount		June 30,	December 31,
	Rate	Maturity	2026	2025
Current	3.0% - 4.5%	2025-2028	€10,163	€12,203
Non-current	3.0% - 4.5%	2026-2028	6,068	10,059
			€16,231	€22,261

Schedule of Lease Liabilities
Balance - December 31, 2024	€36,325
Lease liability additions	42,644
Cancellation of lease	(11,795)
Repayment of Lease liability	(47,941)
Interest expense on lease liabilities	3,028
Balance - December 31, 2025	€22,261
Repayment of Lease liability	(6,461)
Interest expense on lease liabilities	431
Balance - June 30, 2026	€16,231

Schedule of Maturity Lease Liabilities

The following table summarizes the maturity of our lease liabilities as of June 30, 2026:

Year Ended December 31,
2026 (excludes six months ended June 30, 2026)	€6,461
2027	7,887
2028	2,476
2029	-
Total lease payments	16,824
Less: financing cost	(593)
Lease liabilities	€16,231

Schedule of Right-of-Use Assets

As of June 30, 2026 and December 31, 2025, the Company has right-of-use assets as follows:

Balance - December 31, 2024	€35,311
Additions from lease modification	42,644
Depreciation	(45,162)
Cancellation of lease	(11,349)
Balance - December 31, 2025	€21,444
Depreciation	(5,974)
Balance - June 30, 2026	€15,470